Annual Report December 31, 1999
================================================================================

Oppenheimer
Aggressive Growth
Fund/VA
A Series of Oppenheimer Variable Account Funds



                                                  [logo] OppenheimerFunds(R)
                                                         The Right Way to Invest

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Oppenheimer Variable Account Funds--Oppenheimer Aggressive Growth Fund/VA
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Objective
Oppenheimer Aggressive Growth Fund/VA, a series of Oppenheimer Variable Account Funds, primarily seeks capital appreciation from investments in "growth-type" companies.

================================================================================
Narrative by Bruce Bartlett, Portfolio Manager
Oppenheimer Aggressive Growth Fund/VA performed exceptionally well during 1999. The Fund's average annual total return for the fiscal year that ended December 31, 1999, was 83.60%.(1) We attribute the Fund's gains primarily to our focus on growth and our strong emphasis on technology, particularly some of the technology sector's better performing areas.
         Economic conditions provided a firm foundation for the Fund's performance. Throughout 1999, U.S. economic growth remained robust, largely driven by the performance of technology-oriented companies. As the year progressed, growth accelerated in key global markets of Europe and Asia as well. However, the possibility that U.S. growth might slow in the face of increasing domestic interest rates gave rise to economic uncertainty. In such an environment, the market tends to reward companies that appear most likely to deliver strong and sustainable growth. These are precisely the kinds of companies on which the Fund focuses. In fact, average revenue growth for all the Fund's holdings exceeded 60% during the period.
         We had allocated approximately 38% of the Fund's total portfolio to technology at the beginning of the year. Bolstered by the technology sector's strong performance, that allocation grew to nearly 60% by year's end. Within technology, we derived our greatest gains from a wide range of companies supplying the building blocks of the world's communications infrastructure. Nearly half of our technology holdings were among optical networking companies, such as JDS Uniphase Corp. and Harmonic, Inc.(2) By providing equipment to increase the geographical reach and bandwidth of today's high-speed, high-capacity data communications and telecommunications networks, these companies are profiting from the explosive growth of the Internet and other forms of business communications.
         The Fund also enjoyed strong performance from a number of consumer-related product and service providers. Our holdings included electronic retailers, such as Tandy Corp., that are benefiting from strong consumer demand for the latest generation of digital cameras, disk players and other digital media. Tandy Corp. is further positioned to profit from its national infrastructure of retail outlets, which are capable of providing bandwidth-enabling technologies--such as cellular telephones, satellite services and high-speed Internet access--directly to consumers.
         Of course, not all of the Fund's holdings performed strongly. Financial stocks proved volatile performers during 1999. The sector was buoyed during the first half of the year by the healthy U.S. economy and signs of financial strength among worldwide emerging markets. However, financial stocks suffered during the second half of the year under pressure from slowing earnings and moderate, but consistent, increases in long-term interest rates. In response, we significantly reduced our position in financial companies.
         We also reduced our healthcare holdings. Patents on many of the blockbuster drugs that have driven the earnings of major pharmaceutical companies in recent years are about to expire, exposing these companies to heightened competition from generic drug producers. In addition, both pharmaceutical firms and healthcare services companies face potential regulatory challenges that are likely to increase pricing pressures and negatively affect the industry's earnings. We focused our remaining healthcare investments on biotechnology firms, such as Biogen, Inc., with strong product pipelines and an arsenal of recently approved drugs that face relatively little competition.
         Looking toward the coming year, we see indications that global economic momentum is likely to continue. Consumer confidence and spending remain high, and although pressures on prices and wages continue to grow, counterbalancing forces such as global price competition and improved productivity have thus far held them largely in check. In such an environment of continuing economic health, we are enthusiastic about the growth prospects of the industries and companies we have identified.



1. Includes changes in net asset value per share and does not include the charges associated with the separate account products that offer this Fund. Such performance would have been lower if such charges were taken into account. This performance was achieved in part during periods of rapidly rising markets, and there is no assurance that the Fund will continue to achieve those gains in the future.
2. The Fund's portfolio is subject to change.



2                     Oppenheimer Aggressive Growth Fund/VA
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Oppenheimer Variable Account Funds--Oppenheimer Aggressive Growth Fund/VA
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We believe the past year highlights the value that the Fund can add to a diversified portfolio, even in a changing market environment. We are committed to rigorously maintaining our strategy of growth investing, as well as our discipline of building the portfolio one company and one investment at a time. That's what makes Oppenheimer Aggressive Growth Fund/VA part of The Right Way to Invest.
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Management's discussion of performance. During the fiscal year that ended
December 31, 1999, the U.S. economy enjoyed strong growth. However investor sentiment was affected by persistent concerns regarding the sustainability of that growth. These conditions favored the stocks of companies most likely to maintain their growth in the face of a slowdown. Since these are precisely the types of companies the Fund targets, performance proved strong throughout the period. We also benefited from the intrinsic characteristics of fast-growing, well-established mid-cap companies, which combine high growth potential with proven business models. Our largest areas of investment were technology and specialty retail, both of which contributed strongly to the Fund's success. At the same time, we trimmed healthcare and financial industry holdings that evidenced slowing revenue growth. The Fund's portfolio holdings, allocations and strategies are subject to change.
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Comparing the Fund's performance to the market. The graph that follows shows the performance of a hypothetical $10,000 investment in the Fund held until December 31, 1999. Performance information does not reflect charges that apply to separate accounts investing in the Fund. If these charges were taken into account, performance would be lower. The graph assumes that all dividends and capital gains distributions were reinvested in additional shares.
         The Fund's performance is compared to the performance of the S&P 500 Index, a broad-based index of equity securities widely regarded as a general measurement of the performance of the U.S. equity securities market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graph shows the effect of taxes. The Fund's performance reflects the effects of Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.

Comparison of Change in Value of $10,000 Hypothetical Investments in:
OVAF/Oppenheimer Aggressive Growth Fund/VA and S&P 500 Index

          OVAF/Oppenheimer
          Aggressive Growth Fund/VA     S&P 500 Index
12.31.89          10000                     10000
                   8318                      9690
12.31.91          12870                     12635
                  14854                     13597
12.31.93          18912                     14966
                  17477                     15162
12.31.95          23161                     20851
                  27844                     25630
12.31.97          31095                     34176
                  34938                     43944
12.31.99          64148                     53181


Average Annual Total Return of the Fund at 12/31/99
1-Year 83.60%      5-Year 29.70%      10-Year 20.43%


Because the stock market can be volatile, the Fund's performance may be subject to substantial short-term changes. For updates on the Fund's performance, please call us at 1.800.981.2871.
The performance information in the graph for the S&P 500 Index begins on 12/31/89. The inception date of the Fund is 8/15/86.
Total returns and the ending account value in the graph show change in share value and include reinvestment of all dividends and capital gains distributions. Past performance is not predictive of future performance.



                     Oppenheimer Aggressive Growth Fund/VA                     3
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Statement of Investments  December 31, 1999
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
                                                                                                   Market Value
                                                                                Shares             Note 1
===============================================================================================================
Common Stocks--88.9%
---------------------------------------------------------------------------------------------------------------
Capital Goods--5.4%
---------------------------------------------------------------------------------------------------------------
Electrical Equipment--3.4%
E-Tek Dynamics, Inc.(1)                                                            537,400         $ 72,347,475
---------------------------------------------------------------------------------------------------------------
Manufacturing--2.0%
Tyco International Ltd.                                                          1,095,000           42,568,125
---------------------------------------------------------------------------------------------------------------
Communication Services--2.5%
---------------------------------------------------------------------------------------------------------------
Telecommunications: Long Distance--2.5%
Copper Mountain Networks, Inc.(1)                                                   17,400              848,250
---------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc.(1)                                                     250,000           22,203,125
---------------------------------------------------------------------------------------------------------------
Global Crossing Ltd.(1)                                                            593,899           29,694,950
                                                                                                   ------------
                                                                                                     52,746,325
---------------------------------------------------------------------------------------------------------------
Consumer Cyclicals--9.9%
---------------------------------------------------------------------------------------------------------------
Consumer Services--1.2%
Young & Rubicam, Inc.                                                              351,300           24,854,475
---------------------------------------------------------------------------------------------------------------
Retail: General--1.2%
Kohl's Corp.(1)                                                                    360,000           25,987,500
---------------------------------------------------------------------------------------------------------------
Retail: Specialty--7.5%
Abercrombie & Fitch Co., Cl. A(1)                                                  480,000           12,810,000
---------------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.(1)                                                              630,000           31,618,125
---------------------------------------------------------------------------------------------------------------
Linens 'N Things, Inc.(1)                                                          669,000           19,819,125
---------------------------------------------------------------------------------------------------------------
Tandy Corp.                                                                        915,000           45,006,562
---------------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                                      519,300           46,347,525
---------------------------------------------------------------------------------------------------------------
Williams-Sonoma, Inc.(1)                                                            25,000            1,150,000
                                                                                                   ------------
                                                                                                    156,751,337
---------------------------------------------------------------------------------------------------------------
Consumer Staples--4.0%
---------------------------------------------------------------------------------------------------------------
Broadcasting--2.0%
Charter Communications, Inc., Cl. A(1)                                             983,500           21,514,062
---------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., Cl. A(1)                                        280,600           11,294,150
---------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., Cl. A(1)                                            96,900            9,901,969
                                                                                                   ------------
                                                                                                     42,710,181
---------------------------------------------------------------------------------------------------------------
Entertainment--1.6%
Royal Caribbean Cruises Ltd.                                                       674,000           33,236,625
---------------------------------------------------------------------------------------------------------------
Household Goods--0.4%
Dial Corp. (The)                                                                   325,000            7,901,563
---------------------------------------------------------------------------------------------------------------
Financial--1.4%
---------------------------------------------------------------------------------------------------------------
Diversified Financial--1.4%
Schwab (Charles) Corp.                                                             770,000           29,548,750


4                     Oppenheimer Aggressive Growth Fund/VA

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Statement of Investments  (Continued)
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
                                                                                                   Market Value
                                                                                 Shares            Note 1
---------------------------------------------------------------------------------------------------------------
Healthcare--4.6%
---------------------------------------------------------------------------------------------------------------
Healthcare/Drugs--4.6%
Biogen, Inc.(1)                                                                    636,600         $ 53,792,700
---------------------------------------------------------------------------------------------------------------
Genentech, Inc.(1)                                                                  72,200            9,710,900
---------------------------------------------------------------------------------------------------------------
Immunex Corp.(1)                                                                   300,000           32,850,000
                                                                                                   ------------
                                                                                                     96,353,600
---------------------------------------------------------------------------------------------------------------
Technology--60.7%
---------------------------------------------------------------------------------------------------------------
Computer Hardware--7.1%
Dell Computer Corp.(1)                                                             250,000           12,750,000
---------------------------------------------------------------------------------------------------------------
EMC Corp.(1)                                                                       603,000           65,877,750
---------------------------------------------------------------------------------------------------------------
Gateway, Inc.(1)                                                                   350,000           25,221,875
---------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.                                                              28,000            9,520,000
---------------------------------------------------------------------------------------------------------------
Lexmark International Group, Inc., Cl. A(1)                                        400,000           36,200,000
                                                                                                   ------------
                                                                                                    149,569,625
---------------------------------------------------------------------------------------------------------------
Computer Services--0.5%
Finisar Corp(1)                                                                     39,800            3,577,025
---------------------------------------------------------------------------------------------------------------
Foundry Networks, Inc.(1)                                                           18,200            5,490,713
---------------------------------------------------------------------------------------------------------------
High Speed Access Corp.(1)                                                         114,800            2,023,350
                                                                                                   ------------
                                                                                                     11,091,088
---------------------------------------------------------------------------------------------------------------
Computer Software--11.6%
Citrix Systems, Inc.(1)                                                            693,000           85,239,000
---------------------------------------------------------------------------------------------------------------
Microsoft Corp.(1)                                                                 550,000           64,212,500
---------------------------------------------------------------------------------------------------------------
VeriSign, Inc.(1)                                                                   50,000            9,546,875
---------------------------------------------------------------------------------------------------------------
Veritas Software Corp.(1)                                                          600,000           85,875,000
                                                                                                   ------------
                                                                                                    244,873,375
---------------------------------------------------------------------------------------------------------------
Communications Equipment--14.2%
Antec Corp.(1)                                                                     392,800           14,337,200
---------------------------------------------------------------------------------------------------------------
Audiocodes Ltd.(1)                                                                 237,100           21,813,200
---------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.(1)                                                             450,000           48,206,250
---------------------------------------------------------------------------------------------------------------
Harmonic, Inc(1)                                                                 1,000,000           94,937,500
---------------------------------------------------------------------------------------------------------------
Optical Coating Laboratory, Inc.                                                   335,000           99,160,000
---------------------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                                           375,000           20,859,375
                                                                                                   ------------
                                                                                                    299,313,525
---------------------------------------------------------------------------------------------------------------
Electronics--27.3%
Gemstar International Group Ltd.(1)                                                200,000           14,250,000
---------------------------------------------------------------------------------------------------------------
GlobeSpan, Inc.(1)                                                                   6,300              410,288
---------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                        372,000           30,620,250
---------------------------------------------------------------------------------------------------------------
JDS Uniphase Corp.(1)                                                            1,561,332          251,862,367
---------------------------------------------------------------------------------------------------------------
LSI Logic Corp.(1)                                                                 545,700           36,834,750
---------------------------------------------------------------------------------------------------------------
QLogic Corp.(1)                                                                    450,000           71,943,750
---------------------------------------------------------------------------------------------------------------
SDL, Inc.(1)                                                                       350,000           76,300,000
---------------------------------------------------------------------------------------------------------------
Vitesse Semiconductor Corp.(1)                                                   1,040,000           54,535,000
---------------------------------------------------------------------------------------------------------------
Waters Corp.(1)                                                                    690,000           36,570,000
                                                                                                   ------------
                                                                                                    573,326,405


                     Oppenheimer Aggressive Growth Fund/VA                     5

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Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                                 Market Value
                                                                              Shares             Note 1
---------------------------------------------------------------------------------------------------------------
Utilities--0.4%
---------------------------------------------------------------------------------------------------------------
Electric Utilities--0.4%
Calpine Corp.(1)                                                                   126,800       $    8,115,200
                                                                                                 --------------
Total Common Stocks (Cost $771,289,353)                                                           1,871,295,174


                                                                              Principal
                                                                              Amount
===============================================================================================================
Repurchase Agreements--10.7%
---------------------------------------------------------------------------------------------------------------

Repurchase agreement with Banc One Capital Markets, Inc., 2.75%, dated
12/31/99, to be repurchased at $225,151,585 on 1/3/00, collateralized by U.S. Treasury Bonds, 5.25%-12%, 2/15/01-11/15/28, with a value of $88,349,431 and U.S. Treasury Nts., 5%-7.50%, 12/31/00-2/15/07,
with a value of $141,383,210 (Cost $225,100,000)                              $225,100,000          225,100,000
---------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $996,389,353)                                       99.6%       2,096,395,174
---------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                        0.4            7,732,586
                                                                              ------------       --------------
Net Assets                                                                           100.0%      $2,104,127,760
                                                                              ============       ==============

1. Non-income producing security.

See accompanying Notes to Financial Statements.



6                     Oppenheimer Aggressive Growth Fund/VA

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Statement of Assets and Liabilities  December 31, 1999
--------------------------------------------------------------------------------

===============================================================================================================
Assets
Investments, at value (including repurchase agreement of $225,100,000)
(cost $996,389,353)--see accompanying statement                                                  $2,096,395,174
---------------------------------------------------------------------------------------------------------------
Cash                                                                                                  1,032,385
---------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                      7,087,097
Shares of beneficial interest sold                                                                    3,244,267
Interest and dividends                                                                                  138,944
Other                                                                                                    11,681
                                                                                                 --------------
Total assets                                                                                      2,107,909,548
===============================================================================================================
Liabilities
Payables and other liabilities:
Shares of beneficial interest redeemed                                                                3,716,257
Trustees' compensation                                                                                    1,697
Transfer and shareholder servicing agent fees                                                               201
Other                                                                                                    63,633
                                                                                                 --------------
Total liabilities                                                                                     3,781,788
===============================================================================================================
Net Assets                                                                                       $2,104,127,760
                                                                                                 ==============
===============================================================================================================
Composition of Net Assets
Paid-in capital                                                                                  $  904,071,695
---------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                      100,050,244
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of
assets and liabilities denominated in foreign currencies                                          1,100,005,821
                                                                                                 --------------
Net assets--applicable to 25,564,825 shares of beneficial interest outstanding                   $2,104,127,760
                                                                                                 ==============
===============================================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share                                 $82.31

See accompanying Notes to Financial Statements.


                     Oppenheimer Aggressive Growth Fund/VA                     7

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Statement of Operations  For the Year Ended December 31, 1999
--------------------------------------------------------------------------------


===============================================================================================================
Investment Income
Interest                                                                                            $ 4,468,423
---------------------------------------------------------------------------------------------------------------
Dividends                                                                                             2,049,968
                                                                                                   ------------
Total income                                                                                          6,518,391
===============================================================================================================
Expenses
Management fees                                                                                       8,700,904
---------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                              24,681
---------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                   10,056
---------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                             2,127
---------------------------------------------------------------------------------------------------------------
Other                                                                                                    24,249
                                                                                                   ------------
Total expenses                                                                                        8,762,017
Less expenses paid indirectly                                                                           (11,539)
                                                                                                   ------------
Net expenses                                                                                          8,750,478
===============================================================================================================
Net Investment Loss                                                                                  (2,232,087)
===============================================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain on:
Investments (including premiums on options exercised)                                               169,730,345
Closing and expiration of option contracts written                                                      428,019
Foreign currency transactions                                                                           130,388
                                                                                                   ------------
Net realized gain                                                                                   170,288,752
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on:
Investments                                                                                         750,572,210
Translation of assets and liabilities denominated in foreign currencies                                (791,294)
                                                                                                   ------------
Net change                                                                                          749,780,916
                                                                                                   ------------
Net realized and unrealized gain                                                                    920,069,668
===============================================================================================================
Net Increase in Net Assets Resulting from Operations                                               $917,837,581
                                                                                                   ============

See accompanying Notes to Financial Statements.



8                     Oppenheimer Aggressive Growth Fund/VA

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Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                             Year Ended December 31,
                                                                                             1999                 1998
================================================================================================================================
Operations
Net investment loss                                                                          $   (2,232,087)      $   (1,162,585)
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                        170,288,752          (67,125,014)
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                                           749,780,916          183,484,620
                                                                                             --------------       --------------
Net increase in net assets resulting from operations                                            917,837,581          115,197,021
================================================================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment income                                                                     --           (2,267,793)
--------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                                                     --          (23,288,487)
================================================================================================================================
Beneficial Interest Transactions
Net increase in net assets resulting from
beneficial interest transactions                                                                108,330,019          110,511,946
================================================================================================================================
Net Assets
Total increase                                                                                1,026,167,600          200,152,687
--------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                           1,077,960,160          877,807,473
                                                                                             --------------       --------------
End of period                                                                                $2,104,127,760       $1,077,960,160
                                                                                             ==============       ==============

See accompanying Notes to Financial Statements.

                     Oppenheimer Aggressive Growth Fund/VA                     9

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Financial Highlights
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
                                                          Year Ended December 31,
                                                          1999            1998          1997            1996           1995
=============================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                      $44.83          $40.96        $38.71          $34.21         $25.95
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                (.09)           (.05)          .10             .09            .11
Net realized and unrealized gain                           37.57            5.09          4.01            6.59           8.29
-----------------------------------------------------------------------------------------------------------------------------
Total income from investment operations                    37.48            5.04          4.11            6.68           8.40
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          --            (.10)         (.09)           (.11)          (.09)
Distributions from net realized gain                          --           (1.07)        (1.77)          (2.07)          (.05)
-----------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                               --           (1.17)        (1.86)          (2.18)          (.14)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $82.31          $44.83        $40.96          $38.71         $34.21
                                                          ======          ======        ======          ======         ======
=============================================================================================================================
Total Return, at Net Asset Value(1)                        83.60%          12.36%        11.67%          20.22%         32.52%
=============================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions)                   $2,104          $1,078          $878            $617           $325
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                          $1,314           $ 955          $754            $467           $241
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income (loss)                               (0.17)%         (0.12)%        0.31%           0.32%          0.47%
Expenses                                                    0.67%           0.71%(3)      0.73%(3)        0.75%(3)       0.78%(3)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                                    66%             80%           88%            100%           126%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.
Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1999, were $821,119,876 and $835,938,199, respectively.

See accompanying Notes to Financial Statements.


10                     Oppenheimer Aggressive Growth Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies
Oppenheimer Aggressive Growth Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to achieve capital appreciation by investing in "growth-type" companies. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Foreign currency exchange contracts are valued based on the closing prices of the foreign currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid is used.
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
         The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.



                     Oppenheimer Aggressive Growth Fund/VA                    11

--------------------------------------------------------------------------------
Notes to Financial Stateaments (Continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. Significant Accounting Policies  (continued)
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
         The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 1999, amounts have been reclassified to reflect a decrease in paid-in capital of $2,255,042, a decrease in accumulated net investment loss of $2,232,087, and an increase in accumulated net realized gain on investments of $22,955.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                       Year Ended December 31, 1999           Year Ended December 31, 1998
                                                       --------------------------------       ------------------------------
                                                       Shares             Amount              Shares            Amount
----------------------------------------------------------------------------------------------------------------------------
Sold                                                    9,866,210         $ 549,485,112        13,376,589       $556,408,810
Dividends and/or distributions reinvested                      --                    --           580,166         25,556,280
Redeemed                                               (8,345,187)         (441,155,093)      (11,344,620)      (471,453,144)
                                                       ----------         -------------       -----------       ------------
Net increase                                            1,521,023         $ 108,330,019         2,612,135       $110,511,946
                                                       ==========         =============       ===========       ============

================================================================================
3. Unrealized Gains and Losses on Securities
As of December 31, 1999, net unrealized appreciation on securities of $1,100,005,821 was composed of gross appreciation of $1,116,099,786, and gross depreciation of $16,093,965.



12                     Oppenheimer Aggressive Growth Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

================================================================================
4. Management Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust. The annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million and 0.58% of average annual net assets over $1.5 billion. The Fund's management fee for the year ended December 31, 1999, was 0.66% of average annual net assets.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services for cost.

================================================================================
5. Option Activity
The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
         The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
         Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
         Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.
         The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the year ended December 31, 1999, was as follows:

                                                                                            Call Options
                                                                                            ---------------------------
                                                                                            Number of         Amount of
                                                                                            Options           Premiums
-----------------------------------------------------------------------------------------------------------------------
Options outstanding as of December 31, 1998                                                    138           $  34,764
Options written                                                                              2,500             640,611
Options closed or expired                                                                   (1,700)           (428,019)
Options exercised                                                                             (938)           (247,356)
                                                                                            ------           ---------
Options outstanding as of December 31, 1999                                                     --           $      --
                                                                                            ======           =========

                     Oppenheimer Aggressive Growth Fund/VA                    13

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

================================================================================
To the Board of Trustees and Shareholders of Oppenheimer Aggressive Growth Fund/VA:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Oppenheimer Aggressive Growth Fund/VA (which is a series of Oppenheimer Variable Account Funds) as of December 31, 1999, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 1999 and 1998 and the financial highlights for the period January 1, 1995, to December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
         In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Oppenheimer Aggressive Growth Fund/VA as of December 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.


Deloitte & Touche LLP

Denver, Colorado
January 24, 2000


14                     Oppenheimer Aggressive Growth Fund/VA

--------------------------------------------------------------------------------
Federal Income Tax Information (Unaudited)
--------------------------------------------------------------------------------

================================================================================
In early 2000 shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 1999. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
         The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.



                     Oppenheimer Aggressive Growth Fund/VA                    15

--------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund/VA
--------------------------------------------------------------------------------
A Series of Oppenheimer Variable Account Funds

========================================================================================================
Officers and Trustees                      James C. Swain, Trustee and Chairman of the Board
                                           Bridget A. Macaskill, President
                                           William H. Armstrong, Trustee
                                           Robert G. Avis, Trustee
                                           William A. Baker, Trustee
                                           Edward L. Cameron, Trustee
                                           Jon S. Fossel, Trustee
                                           Sam Freedman, Trustee
                                           Raymond J. Kalinowski, Trustee
                                           C. Howard Kast, Trustee
                                           Robert M. Kirchner, Trustee
                                           Ned M. Steel, Trustee
                                           Bruce L. Bartlett, Vice President
                                           Andrew J. Donohue, Vice President and Secretary
                                           Brian W. Wixted, Treasurer
                                           Robert G. Zack, Assistant Secretary
                                           Robert J. Bishop, Assistant Treasurer
                                           Scott T. Farrar, Assistant Treasurer

========================================================================================================
Investment Advisor                         OppenheimerFunds, Inc.

========================================================================================================
Transfer Agent                             OppenheimerFunds Services

========================================================================================================
Custodian of Portfolio Securities          The Bank of New York

========================================================================================================
Independent Auditors                       Deloitte & Touche LLP

========================================================================================================
Legal Counsel                              Myer, Swanson, Adams & Wolf, P.C.


                                           This is a copy of a report to shareholders of Oppenheimer
                                           Aggressive Growth Fund/VA. This report must be preceded or accompanied by a Prospectus of Oppenheimer Aggressive Growth
                                           Fund/VA. For material information concerning the Fund, see the Prospectus.

                                           Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment
                                           risks, including the possible loss of the principal amount invested.


16                    Oppenheimer Aggressive Growth Fund/VA